INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2014 Number	Mar. 31, 2013 Number
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	76	94
Series Seven [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	0	0
Series Nine [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	10	12
Series Ten [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	9	14
Series Eleven [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	15	15
Series Twelve [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	13	21
Series Fourteen [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	29	32